iShares
®
MSCI Emerging Markets Min Vol Factor ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  1 .6%
Ambev SA ............................. 997,304 $ 3,226,453
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 3,134,590 17,367,613
Cia Paranaense de Energia - Copel ............ 2,330,205 6,725,632
Eneva SA
(a)
............................. 590,728 3,001,330
Equatorial SA ........................... 778,468 5,948,983
NU Holdings Ltd. , Class A
(a)
.................. 127,371 1,672,381
Raia Drogasil SA ......................... 1,279,397 4,740,151
Rede D'Or Sao Luiz SA
(b)
................... 242,727 1,636,929
Telefonica Brasil SA ....................... 2,107,014 14,125,980
58,445,452
a
Chile  —  1 .1%
Banco de Credito e Inversiones SA ............. 23,473 1,583,724
Empresas Copec SA ...................... 450,585 3,201,237
Falabella SA ............................ 2,620,287 16,780,859
Latam Airlines Group SA .................... 165,668,731 4,485,884
Plaza SA .............................. 3,522,623 15,356,363
41,408,067
a
China  —  18 .8%
360 Security Technology, Inc. , Class A ........... 2,188,700 3,264,338
ACM Research Shanghai, Inc. , Class A .......... 85,482 2,895,511
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 207,550 9,139,512
Agricultural Bank of China Ltd. , Class H .......... 47,365,039 34,885,318
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 43,850 1,842,959
Bank of China Ltd. , Class H .................. 74,855,000 49,760,048
Bank of Communications Co. Ltd. , Class H ....... 14,760,000 13,759,225
Bank of Shanghai Co. Ltd. , Class A ............. 2,264,811 3,022,962
Beijing Kingsoft Office Software, Inc. , Class A ...... 68,935 2,436,251
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 17,005,600 12,619,535
Biwin Storage Technology Co. Ltd. , Class A
(a)
...... 67,531 3,268,865
BOE Technology Group Co. Ltd. , Class A ......... 12,761,000 9,641,160
Cambricon Technologies Corp. Ltd. , Class A ....... 23,019 4,458,202
CGN Power Co. Ltd. , Class H
(b)
............... 43,770,000 17,320,579
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 667,200 12,689,884
China CITIC Bank Corp. Ltd. , Class H ........... 27,182,000 25,289,143
China Coal Energy Co. Ltd. , Class H ............ 2,287,262 3,692,247
China Construction Bank Corp. , Class A ......... 2,830,784 4,168,812
China Construction Bank Corp. , Class H ......... 26,562,000 28,780,275
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 5,977,100 3,875,811
China Gold International Resources Corp. Ltd. ..... 88,300 1,700,991
China Huishan Dairy Holdings Co. Ltd.
(a) (c)
........ 5,944,807 8
China National Software & Service Co. Ltd. , Class A
(a)
310,000 1,657,632
China Petroleum & Chemical Corp. , Class H ...... 23,234,000 12,807,306
China Resources Microelectronics Ltd. , Class A .... 467,070 4,429,727
China Shenhua Energy Co. Ltd. , Class H ......... 4,427,500 25,452,889
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 5,445,630 3,356,675
China Yangtze Power Co. Ltd. , Class A .......... 6,732,283 27,614,570
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 1,200,454 2,861,355
Empyrean Technology Co. Ltd. , Class A .......... 159,800 2,703,272
Eoptolink Technology, Inc. Ltd. , Class A .......... 96,000 9,964,178
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 219,200 1,556,320
GCL Technology Holdings Ltd.
(a)
............... 20,678,000 2,192,266
GigaDevice Semiconductor, Inc. , Class A ......... 37,600 2,597,332
Guobo Electronics Co. Ltd. , Class A ............ 140,075 1,884,519
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 442,500 2,263,534
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 630,000 2,522,949
Hengtong Optic-electric Co. Ltd. , Class A ......... 856,200 9,769,744
Security Shares Value
a
China (continued)
Hua Hong Semiconductor Ltd. , Class A
(a)
......... 88,000 $ 3,079,585
Huaneng Power International, Inc. , Class H ....... 16,104,000 14,940,022
Hundsun Technologies, Inc. , Class A ............ 614,853 2,207,298
Hwatsing Technology Co. Ltd. , Class A .......... 121,100 4,681,152
Hygon Information Technology Co. Ltd. , Class A .... 343,755 14,966,247
Iflytek Co. Ltd. , Class A ..................... 811,867 5,748,173
Industrial & Commercial Bank of China Ltd. , Class H . 50,867,000 43,076,985
Ingenic Semiconductor Co. Ltd. , Class A ......... 161,800 3,769,217
Kunlun Energy Co. Ltd. ..................... 4,196,000 3,833,577
Kweichow Moutai Co. Ltd. , Class A ............. 26,590 5,208,622
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 2,660,373 5,462,851
Loongson Technology Corp. Ltd. , Class A
(a)
....... 113,382 2,446,481
Muyuan Foods Group Co. Ltd. , Class A .......... 1,432,400 8,051,309
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 839,120 3,441,890
NAURA Technology Group Co. Ltd. , Class A ....... 253,195 23,592,295
New Hope Liuhe Co. Ltd. , Class A ............. 1,660,500 1,936,229
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 2,446,600 13,352,810
OmniVision Integrated Circuits Group, Inc. ........ 193,100 2,713,876
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 6,386,172 4,220,665
PetroChina Co. Ltd. , Class H ................. 12,530,000 17,418,490
PICC Property & Casualty Co. Ltd. , Class H ....... 4,364,000 8,099,511
Piotech, Inc. , Class A ...................... 99,130 9,224,311
Pop Mart International Group Ltd.
(b) (d)
............ 164,000 3,614,582
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 20,964,162 13,422,762
QuantumCTek Co. Ltd. , Class A ............... 20,417 1,683,430
Sanan Optoelectronics Co. Ltd. , Class A ......... 1,274,600 2,951,340
SG Micro Corp. , Class A .................... 177,820 3,095,686
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 2,610,250 7,987,263
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 101,417 2,444,484
Shanghai Stonehill Technology Co. Ltd. , Class A .... 1,657,100 1,879,777
Skyverse Technology Co. Ltd. , Class A
(a)
......... 123,276 3,972,089
SUPCON Technology Co. Ltd. , Class A .......... 235,545 2,987,644
TCL Technology Group Corp. , Class A ........... 7,301,850 4,622,806
Tencent Holdings Ltd. ...................... 121,700 6,612,152
Tianshui Huatian Technology Co. Ltd. , Class A ..... 1,131,000 3,233,726
Tingyi Cayman Islands Holding Corp.
(d)
.......... 6,222,000 9,485,718
Tongwei Co. Ltd. , Class A
(a)
.................. 1,580,738 3,452,143
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 298,300 3,495,362
Wens Foodstuff Group Co. Ltd. , Class A ......... 2,124,500 4,295,611
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 1,499,600 2,852,834
Xiaomi Corp. , Class B
(a) (b) (d)
.................. 1,854,600 6,642,194
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 561,243 1,614,643
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 65,500 1,888,563
Yealink Network Technology Corp. Ltd. , Class A .... 318,544 1,701,405
Yum China Holdings, Inc. ................... 36,248 1,582,968
Zangge Mining Co. Ltd. , Class A ............... 423,400 4,832,026
Zhaojin Mining Industry Co. Ltd. , Class H ......... 1,446,000 4,003,560
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 696,300 1,719,353
Zhongji Innolight Co. Ltd. , Class A ............. 102,200 17,421,854
ZTE Corp. , Class A
(a)
...................... 1,414,620 7,669,384
694,782,859
a
Czech Republic  —  0 .3%
CEZ A.S. .............................. 195,167 11,773,000
a
Egypt  —  0 .2%
Commercial International Bank - Egypt (CIB) ...... 2,286,239 5,839,357
Talaat Moustafa Group ..................... 933,002 1,715,208
7,554,565
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Greece  —  0 .6%
Allwyn AG
(d)
............................ 613,016 $ 9,015,020
Hellenic Telecommunications Organization SA ..... 661,686 14,038,937
23,053,957
a
Hungary  —  0 .4%
OTP Bank Nyrt .......................... 86,617 11,892,979
Richter Gedeon Nyrt ....................... 57,721 2,442,503
14,335,482
a
India  —  15 .3%
Adani Ports & Special Economic Zone Ltd. ........ 104,322 1,980,420
Apollo Hospitals Enterprise Ltd. ............... 151,587 13,042,587
Asian Paints Ltd. ......................... 378,977 10,662,139
Avenue Supermarts Ltd.
(a) (b)
.................. 127,906 5,450,072
Axis Bank Ltd. ........................... 202,179 2,738,353
Bajaj Auto Ltd. ........................... 30,130 3,315,839
Bharti Airtel Ltd. .......................... 2,049,835 39,439,342
Bosch Ltd. ............................. 10,868 4,188,505
Britannia Industries Ltd. .................... 207,611 11,373,805
Cipla Ltd. .............................. 993,117 14,641,688
Divi's Laboratories Ltd. ..................... 106,064 7,440,981
Dr Reddy's Laboratories Ltd. ................. 1,022,931 14,097,363
Eicher Motors Ltd. ........................ 117,914 8,903,736
Eternal Ltd.
(a)
............................ 2,330,090 6,140,928
FSN E-Commerce Ventures Ltd.
(a)
............. 2,090,349 5,749,684
Godrej Consumer Products Ltd. ............... 193,061 2,090,698
HCL Technologies Ltd. ..................... 1,846,788 23,072,779
HDFC Bank Ltd. ......................... 1,526,368 11,965,173
HDFC Life Insurance Co. Ltd.
(b)
............... 208,256 1,303,771
Hindustan Unilever Ltd. ..................... 761,571 17,255,326
ICICI Bank Ltd. .......................... 738,841 9,766,921
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 131,822 2,486,203
Indian Hotels Co. Ltd. (The) , Class A ............ 552,782 3,806,565
Infosys Ltd. ............................. 1,903,701 23,308,729
InterGlobe Aviation Ltd.
(b)
................... 50,897 2,354,859
ITC Ltd. ............................... 3,208,695 9,681,392
Kotak Mahindra Bank Ltd. ................... 2,449,823 9,904,519
LTM Ltd.
(b)
............................. 373,785 16,022,220
Lupin Ltd. .............................. 470,983 11,231,943
Marico Ltd. ............................. 1,467,800 12,689,654
Maruti Suzuki India Ltd. .................... 131,870 18,210,379
Max Healthcare Institute Ltd. ................. 247,393 2,512,428
Mphasis Ltd. ............................ 89,198 2,136,036
MRF Ltd. .............................. 2,793 3,626,933
Nestle India Ltd. ......................... 1,342,296 20,084,987
Persistent Systems Ltd. .................... 189,255 10,361,618
Pidilite Industries Ltd. ...................... 1,018,247 15,906,864
Power Grid Corp. of India Ltd. ................ 623,080 1,905,262
Reliance Industries Ltd. .................... 997,644 13,869,233
SBI Life Insurance Co. Ltd.
(b)
................. 87,709 1,689,586
Shree Cement Ltd. ........................ 6,520 1,735,099
Sun Pharmaceutical Industries Ltd. ............. 1,291,075 24,434,705
Tata Consultancy Services Ltd. ............... 1,883,492 44,806,300
Tata Consumer Products Ltd. ................. 136,309 1,690,806
Tech Mahindra Ltd. ....................... 1,412,740 22,101,423
Titan Co. Ltd. ........................... 376,168 16,121,855
Torrent Pharmaceuticals Ltd. ................. 524,930 24,372,224
TVS Motor Co. Ltd. ....................... 94,084 3,322,403
UltraTech Cement Ltd. ..................... 20,016 2,418,089
United Spirits Ltd. ........................ 118,849 1,588,145
WAAREE Energies Ltd. .................... 457,119 15,103,662
Wipro Ltd. .............................. 6,229,326 13,451,391
567,555,622
a
Security Shares Value
a
Indonesia  —  0 .1%
Bank Central Asia Tbk PT ................... 5,764,400 $ 1,841,977
a
Kuwait  —  1 .6%
Boubyan Bank KSCP ...................... 1,223,721 2,589,493
Kuwait Finance House KSCP ................. 10,889,394 27,440,091
National Bank of Kuwait SAKP ................ 10,438,000 28,679,620
58,709,204
a
Malaysia  —  2 .5%
Hong Leong Bank Bhd ..................... 2,824,100 14,867,098
IHH Healthcare Bhd
(d)
...................... 10,172,100 23,121,591
IOI Corp. Bhd ........................... 1,742,400 1,753,539
Malayan Banking Bhd ...................... 11,993,100 32,185,148
Telekom Malaysia Bhd ..................... 6,703,800 12,511,505
Tenaga Nasional Bhd ...................... 2,407,700 8,671,910
93,110,791
a
Mexico  —  0 .6%
America Movil SAB de CV , Series B ............ 14,354,192 18,198,370
Industrias Penoles SAB de CV ................ 61,932 3,601,965
21,800,335
a
Peru  —  1 .1%
Cia de Minas Buenaventura SAA , ADR .......... 371,492 13,704,340
Credicorp Ltd. ........................... 79,041 27,081,818
40,786,158
a
Philippines  —  0 .7%
Bank of the Philippine Islands ................ 1,615,355 2,459,586
BDO Unibank, Inc. ........................ 2,777,268 5,138,900
International Container Terminal Services, Inc. ..... 1,122,800 13,718,925
Manila Electric Co. ........................ 674,500 6,247,044
27,564,455
a
Poland  —  0 .1%
Asseco Poland SA
(d)
....................... 63,407 3,450,535
Dino Polska SA
(a) (b)
........................ 210,214 1,785,232
5,235,767
a
Qatar  —  1 .5%
Industries Qatar QSC ...................... 500,481 1,684,620
Nebras Energy .......................... 1,147,305 4,581,088
Ooredoo QPSC .......................... 4,109,087 15,106,109
Qatar Fuel QSC .......................... 1,021,245 3,928,081
Qatar Gas Transport Co. Ltd. ................. 1,853,986 2,207,489
Qatar Islamic Bank QPSC ................... 932,695 5,839,592
Qatar National Bank QPSC .................. 4,240,851 20,709,780
54,056,759
a
Russia  —  0 .0%
Polyus PJSC
(a) (c)
......................... 959,320 13
Rosneft Oil Co. PJSC
(a) (c)
.................... 759,070 107
120
a
Saudi Arabia  —  6 .5%
Al Rajhi Bank ........................... 1,329,788 23,515,568
Alinma Bank ............................ 307,540 1,966,892
Almarai Co. JSC ......................... 667,929 8,205,385
Arabian Internet & Communications Services Co. ... 140,419 7,992,725
Co. for Cooperative Insurance (The) ............ 82,929 3,049,673
Dar Al Arkan Real Estate Development Co.
(a)
...... 826,633 3,669,006
Dr Sulaiman Al Habib Medical Services Group Co. .. 257,565 14,949,011
Elm Co. ............................... 131,050 23,956,803
Etihad Etisalat Co. ........................ 1,138,981 19,303,734
Jarir Marketing Co. ........................ 3,465,342 14,440,377
Makkah Construction & Development Co. ........ 75,670 1,809,780
SABIC Agri-Nutrients Co. ................... 439,329 16,038,313

iShares
®
MSCI Emerging Markets Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Saudi Arabia (continued)
Saudi Arabian Oil Co.
(b)
..................... 5,071,775 $ 36,963,584
Saudi Basic Industries Corp. ................. 566,443 8,516,474
Saudi Energy Co. ........................ 1,797,870 8,119,622
Saudi National Bank (The) ................... 162,798 1,732,035
Saudi Telecom Co. ........................ 3,895,335 45,715,118
239,944,100
a
South Africa  —  0 .3%
Anglogold Ashanti PLC ..................... 19,799 1,894,198
Gold Fields Ltd. .......................... 241,614 9,528,621
11,422,819
a
South Korea  —  16 .3%
APR Corp.
(d)
............................ 56,193 14,747,400
Celltrion, Inc. ............................ 81,103 10,372,098
Hanmi Semiconductor Co. Ltd. ................ 76,558 14,380,359
Hanwha Aerospace Co. Ltd. ................. 10,585 8,253,415
HD Hyundai Co. Ltd. ...................... 10,044 1,850,230
HD Hyundai Electric Co. Ltd. ................. 3,028 2,120,611
HD Hyundai Heavy Industries Co. Ltd.
(d)
......... 12,987 6,001,180
HMM Co. Ltd. ........................... 551,077 7,149,260
HYBE Co. Ltd.
(a)
......................... 11,822 1,720,857
Hyosung Heavy Industries Corp. .............. 4,877 11,954,740
Hyundai Mobis Co. Ltd. ..................... 15,913 8,103,505
Hyundai Rotem Co. Ltd. .................... 84,541 11,247,824
Kia Corp. .............................. 24,092 2,702,644
Korea Aerospace Industries Ltd.
(d)
.............. 74,463 8,326,328
Korea Electric Power Corp. .................. 397,085 10,315,238
Krafton, Inc.
(a) (d)
.......................... 18,671 3,189,882
KT&G Corp. ............................ 145,798 17,808,592
LG Display Co. Ltd.
(a) (d)
..................... 1,580,053 16,912,184
LG Electronics, Inc.
(d)
...................... 29,799 5,810,045
LG Uplus Corp. .......................... 648,589 6,945,797
NAVER Corp. ........................... 13,944 2,161,157
Samsung Biologics Co. Ltd.
(a) (b)
............... 22,943 20,750,703
Samsung C&T Corp. ...................... 49,155 14,175,498
Samsung Electro-Mechanics Co. Ltd.
(d)
.......... 79,209 111,968,699
Samsung Electronics Co. Ltd. ................ 284,608 59,708,945
Samsung SDI Co. Ltd.
(a)
.................... 133,697 61,066,569
Samsung SDS Co. Ltd.
(d)
.................... 204,548 40,702,713
SK hynix, Inc. ........................... 44,868 69,859,806
SK Innovation Co. Ltd.
(a)
.................... 22,440 1,775,623
SK Square Co. Ltd.
(a)
...................... 27,624 22,906,326
SK Telecom Co. Ltd. ....................... 361,384 24,201,631
S-Oil Corp. ............................. 66,468 4,740,101
603,929,960
a
Taiwan  —  21 .1%
Accton Technology Corp. ................... 527,000 40,323,057
Advantech Co. Ltd. ....................... 1,438,940 22,618,956
ASE Technology Holding Co. Ltd. .............. 1,224,000 23,384,934
Asia Vital Components Co. Ltd. ............... 143,000 12,058,675
ASPEED Technology, Inc. ................... 37,000 22,020,235
Chang Hwa Commercial Bank Ltd. ............. 6,408,155 4,140,765
Chroma ATE, Inc. ......................... 604,000 48,061,393
Chunghwa Telecom Co. Ltd. ................. 10,330,000 45,190,130
CTBC Financial Holding Co. Ltd. .............. 1,221,000 2,358,159
Delta Electronics, Inc. ...................... 858,000 65,831,140
E.Sun Financial Holding Co. Ltd. .............. 15,169,378 14,987,542
Elite Material Co. Ltd. ...................... 137,000 22,142,288
Far EasTone Telecommunications Co. Ltd. ........ 8,750,000 26,475,581
First Financial Holding Co. Ltd. ................ 30,589,234 26,816,295
Gold Circuit Electronics Ltd. .................. 71,000 2,964,045
Hon Precision, Inc. ........................ 146,000 38,261,257
Hua Nan Financial Holdings Co. Ltd. ............ 16,893,290 16,448,113
Security Shares Value
a
Taiwan (continued)
Innolux Corp. ........................... 3,782,800 $ 6,094,453
King Slide Works Co. Ltd. ................... 203,000 32,443,933
King Yuan Electronics Co. Ltd. ................ 418,000 4,336,146
MediaTek, Inc. ........................... 112,000 15,226,572
Mega Financial Holding Co. Ltd. ............... 12,541,224 16,007,959
Novatek Microelectronics Corp. ............... 610,000 9,284,753
President Chain Store Corp. ................. 3,102,000 21,191,298
Realtek Semiconductor Corp. ................ 387,000 7,133,150
Taiwan Business Bank ..................... 14,707,084 7,627,115
Taiwan Cooperative Financial Holding Co. Ltd. ..... 38,081,929 27,837,006
Taiwan Mobile Co. Ltd. ..................... 9,730,000 34,632,967
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 748,000 55,415,786
Uni-President Enterprises Corp. ............... 5,111,000 11,726,375
United Microelectronics Corp. ................ 13,873,000 62,455,531
Vanguard International Semiconductor Corp. ...... 422,000 2,244,940
Wiwynn Corp. ........................... 94,000 16,067,301
Yageo Corp. ............................ 684,000 15,913,948
779,721,798
a
Thailand  —  1 .9%
Advanced Info Service PCL , NVDR ............. 3,937,300 42,646,899
Bangkok Dusit Medical Services PCL , NVDR
(d)
..... 12,616,000 7,049,865
Delta Electronics Thailand PCL , NVDR .......... 1,766,500 19,050,397
68,747,161
a
Turkey  —  1 .1%
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 4,301,218 35,638,851
BIM Birlesik Magazalar A.S. .................. 201,959 1,622,200
Turk Hava Yollari AO ...................... 405,062 2,599,839
39,860,890
a
United Arab Emirates  —  3 .2%
Abu Dhabi Islamic Bank PJSC ................ 577,430 3,234,936
Abu Dhabi National Oil Co. for Distribution PJSC ... 17,044,912 18,268,781
ADNOC Drilling Co. PJSC ................... 2,701,051 4,384,709
Aldar Properties PJSC ..................... 1,071,042 2,288,014
Dubai Electricity & Water Authority PJSC ......... 11,846,473 8,431,074
Dubai Islamic Bank PJSC ................... 13,346,902 26,902,553
Emirates NBD Bank PJSC ................... 2,581,102 19,547,417
Emirates Telecommunications Group Co. PJSC .... 4,984,488 24,545,578
First Abu Dhabi Bank PJSC .................. 1,523,744 7,021,504
Salik Co. PJSC .......................... 2,811,294 4,111,959
118,736,525
a
Total Common Stocks — 96.9%
(Cost: $ 2,450,813,828 ) ............................... 3,584,377,823
a
Preferred Stocks
Brazil  —  0 .2%
Axia Energia SA , Class B, Preference Shares , NVS .. 542,581 6,123,269
Axia Energia SA , Class C, Preference Shares
(a)
.... 164,293 1,639,820
7,763,089
South Korea  —  1 .8%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 44,222 8,032,187
Hyundai Motor Co. , Series 2, Preference Shares , NVS 10,542 1,898,883
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 432,985 57,930,583
67,861,653
a
Total Preferred Stocks — 2.0%
(Cost: $ 35,357,044 ) ................................. 75,624,742

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(a) (c)
............ 147,474 $ —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 98.9%
(Cost: $ 2,486,170,872 ) ............................... 3,660,002,565
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(e) (f) (g)
...................... 73,900,242 $ 73,922,413
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(e) (f)
............................. 17,978,012 17,978,012
a
Total Short-Term Securities — 2.5%
(Cost: $ 91,897,571 ) ................................. 91,900,425
Total Investments —  101.4%
(Cost: $ 2,578,068,443 ) ............................... 3,751,902,990
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (51,622,629)
Net Assets — 100.0% ................................. $ 3,700,280,361
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 22,727,347  $ 51,196,914
(a)
$ —  $ (1,180) $ (668) $ 73,922,413  73,900,242  $ 282,228
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . —  17,978,012
(a)
—  —  —  17,978,012  17,978,012  617,037  —
$ —  $ (1,180) $ (668)
$ 91,900,425
$ 899,265  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 224 06/19/26 $ 19,583 $ 1,169,706
2-Year U.S. Treasury Note ................................................................ 20 09/30/26 4,132 5,886
$ 1,175,592

iShares
®
MSCI Emerging Markets Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 569,880,603  $ 3,014,497,092  $ 128  $ 3,584,377,823
Preferred Stocks ......................................... 7,763,089  67,861,653  —  75,624,742
Rights ................................................ —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 91,900,425  —  —  91,900,425
$ 669,544,117  $ 3,082,358,745  $ 128  $ 3,751,902,990
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,169,706  $ —  $ —  $ 1,169,706
Interest Rate Contracts ...................................... 5,886  —  —  5,886
$ 1,175,592  $ —  $ —  $ 1,175,592
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company